Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands				12 Months Ended
	Aug. 07, 2020 EquityInstruments	Aug. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments				367,162	488,173
Granted during the year | EquityInstruments	4,702	21,367	496,742	522,811	106,023
Vested during the year | EquityInstruments				(245,061)	(207,819)
Forfeited during the year | EquityInstruments				(1,059)	(19,215)
Outstanding at end of the year | EquityInstruments				643,853	367,162	488,173
Weighted average contractual life
Weighted average contractual life				1 year 10 months 24 days	1 year 1 month 28 days	1 year 1 month 17 days
Aggregate fair value
Outstanding at the beginning of the year | $				$ 5,988	$ 6,408
Granted during the year | $				1,824	1,845
Vested during the year | $				(3,671)	(1,943)
Forfeited during the year | $				(17)	(322)
Outstanding at the end of the year | $				$ 4,124	$ 5,988	$ 6,408